Consolidated Statement of Shareholders' Equity (Deficiency) - USD ($) $ in Thousands	Total	Common Shares	Options	Accumulated other comprehensive (loss) income	Accumulated Deficit	Non-controlling interests	Warrant
Balance, Shares at Mar. 12, 2019		0
Balance, Amount at Mar. 12, 2019	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Statement [Line Items]
Common Shares Issued, Shares		23,331,000
Common Shares Issued, Amount	1,400	$ 1,400
Options Issued	86		86
Warrants Issued	21						21
Common Shares Issued For Business Combinations	9					9
Other Comprehensive Loss Exchange Differences On Foreign Operations	23			23
Net Loss Attributable To Flora	(2,844)				(2,824)	(20)
Balance, Shares at Dec. 31, 2019		23,331,000
Balance, Amount at Dec. 31, 2019	(1,305)	$ 1,400	86	23	(2,824)	(11)	21
Statement [Line Items]
Warrants Issued	0
Other Comprehensive Loss Exchange Differences On Foreign Operations	16			16
Net Loss Attributable To Flora	(14,334)				(14,170)	(164)
Regulation A Offering, Shares		13,333,000
Regulation A Offering, Amount	30,000	$ 25,605					4,395
Share Issuance Costs, Amount	(3,107)	$ (2,652)					(455)
Common Shares Issued For Services, Shares		1,333,000
Common Shares Issued For Services, Amount	2,560	$ 2,560
Common Shares Issued For Business Combinations, Shares		158,000
Common Shares Issued For Business Combinations, Amount	49	$ 304			(317)	62
Options Exercised, Shares		200,000
Options Exercised, Amount	30	$ 37	(7)
Options Issued, Amount	2,341		2,341
Options Expired, Amount			(24)		24
Balance, Shares at Dec. 31, 2020		38,355,000
Balance, Amount at Dec. 31, 2020	16,250	$ 27,254	2,396	39	(17,287)	(113)	3,961
Statement [Line Items]
Warrants Issued	8,706
Common Shares Issued For Business Combinations	2,507
Other Comprehensive Loss Exchange Differences On Foreign Operations	(1,147)			(1,147)
Net Loss Attributable To Flora	(21,361)				(21,249)	(112)
Common Shares Issued For Business Combinations, Shares		4,557,000
Common Shares Issued For Business Combinations, Amount	20,654	$ 20,654
Options Exercised, Shares		650,000
Options Exercised, Amount	97	$ 121	(24)
Options Issued, Amount	1,340		1,340
November Unit Offering (notes 16 And 18), Shares		11,500,000
November Unit Offering (notes 16 And 18), Amount	34,500	$ 25,794					8,706
November Unit Offering Issuance Costs (notes 16 And 18)	(2,665)	$ (3,720)					1,055
Initial Public Offering (note 16), Shares		3,333,000
Initial Public Offering (note 16), Amount	16,667	$ 16,667
Initial Public Offering Issuance Costs (notes 16 And 18), Shares		333,000
Initial Public Offering Issuance Costs (notes 16 And 18), Amount	(1,825)	$ (3,145)					1,320
Regulation A And Other Offerings (note 16), Shares		55,000
Regulation A And Other Offerings (note 16), Amount	157	$ 157
Common Shares Issued For Investments, Shares		225,000
Common Shares Issued For Investments, Amount	2,507	$ 2,507
Warrants Exercised, Shares		6,509,000
Warrants Exercised, Amount	13,353	$ 17,422					(4,069)
Warrants Expired/cancelled, Amount		303					(303)
Other Eqyuity Issuance Costs	(1,586)	$ (1,586)
Balance, Shares at Dec. 31, 2021		65,517,000
Balance, Amount at Dec. 31, 2021	$ 76,941	$ 102,248	$ 3,712	$ (1,108)	$ (38,536)	$ (225)	$ 10,670